FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Schedule of Financial Assets (Liabilities) Measured at Fair Value
The following table summarizes quantitative disclosures about the fair value measurements for each category of financial assets (liabilities) carried at fair value as of December 31:

2017	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets (liabilities) at fair value on a recurring basis:
Available for sale securities
Mortgage-backed securities	$90,678	$—	$90,678	$—
Collateralized mortgage obligations	115,311	—	115,311	—
Municipal securities	7,546	—	7,546	—
Corporate bonds	18,837	—	18,837	—
Derivative instruments	(571)	—	(571)	—

Assets at fair value on a nonrecurring basis:
Impaired loans	6,206	—	—	6,206
Other real estate owned	2,244	—	—	2,244

2016	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets (liabilities) at fair value on a recurring basis:
Available for sale securities
Mortgage-backed securities	$59,690	$—	$59,690	$—
Collateralized mortgage obligations	65,133	—	65,133	—
Municipal securities	7,219	—	7,219	—
Corporate bonds	24,883	—	24,883	—
Derivative instruments	(695)	—	(695)	—

Assets at fair value on a nonrecurring basis:
Impaired loans	6,065	—	—	6,065
Other real estate owned	1,692	—	—	1,692

Schedule of Foreclosed Assets Measured at Fair Value
The following table presents foreclosed assets that were remeasured and recorded at fair value as of December 31:

	2017	2016
Other real estate owned remeasured at initial recognition:
Carrying value of other real estate owned prior to remeasurement	$1,082	$78
Charge-offs recognized in the allowance for loan losses	(195)	(11)
Fair value of other real estate owned remeasured at initial recognition	$887	$67

	2017	2016	2015
Other real estate owned remeasured subsequent to initial recognition:
Carrying value of other real estate owned prior to remeasurement	$—	$170	$167
Write-downs included in collection and other real estate owned expense	—	(69)	(102)
Fair value of other real estate owned remeasured subsequent to initial recognition	$—	$101	$65

Schedule of Quantitative Information About Nonrecurring Level 3 Fair Value Measurements
The following table presents quantitative information about nonrecurring Level 3 fair value measurements at:

	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)
December 31, 2017
Impaired loans	$6,206	Fair value of collateral- sales comparison approach	Selling costs or other normal adjustments: Real estate Equipment	10%-20% (16%) 10%-20% (3.6%)
Other real estate owned	$2,244	Appraisal value of collateral	Selling costs or other normal adjustments	10%-20% (16%)

	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)
December 31, 2016
Impaired loans	$6,065	Fair value of collateral- sales comparison approach	Selling costs or other normal adjustments: Real estate Equipment	10%-20% (16%) 40%-50% (42%)
Other real estate owned	$1,692	Appraisal value of collateral	Selling costs or other normal adjustments	10%-20% (16%)

Schedule of Carrying Amounts And Estimated Fair Values of Financial Instruments
The carrying amounts and estimated fair values of financial instruments, not previously in this note, at December 31, 2017 and 2016 are as follows:

	Fair Value Measurements at December 31, 2017 Using:
	Carrying Amount	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Total Fair Value
Financial assets:
Cash, due from banks, federal funds sold and interest-bearing deposits	$91,428	$66,657	$24,771	$—	$91,428
Marketable securities held to maturity	174,684	—	176,790	—	176,790
Loans, net	1,347,779	—	—	1,346,361	1,346,361
Accrued interest receivable	8,174	—	8,174	—	8,174
Nonmarketable equity securities	9,453	—	9,453	—	9,453
Cash surrender value of life insurance	19,117	—	19,117	—	19,117
Financial liabilities:
Deposits	$1,676,320	$1,378,467	$297,978	$—	$1,676,445
Securities sold under repurchase agreements	12,879	—	12,879	—	12,879
Accrued interest payable	922	—	922	—	922
Other debt	—	—	—	—	—
Federal Home Loan Bank advances	45,153	—	44,722	—	44,722
Subordinated debentures	13,810	—	11,495	—	11,495

	Fair Value Measurements at December 31, 2016 Using:
	Carrying Amount	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Total Fair Value
Financial assets:
Cash, due from banks, federal funds sold and interest-bearing deposits	$127,543	$100,205	$27,338	$—	$127,543
Marketable securities held to maturity	189,371	—	186,155	—	186,155
Loans, net	1,233,651	—	—	1,235,306	1,235,306
Accrued interest receivable	7,419	—	7,419	—	7,419
Nonmarketable equity securities	10,500	—	10,500	—	10,500
Cash surrender value of life insurance	17,804	—	17,804	—	17,804
Financial liabilities:
Deposits	$1,576,791	$1,234,875	$342,615	$—	$1,577,490
Securities sold under repurchase agreements	10,859	—	10,859	—	10,859
Accrued interest payable	889	—	889	—	889
Other debt	18,286	—	18,286	—	18,286
Federal Home Loan Bank advances	55,170	—	55,160	—	55,160
Subordinated debentures	19,310	—	16,809	—	16,809